Fees Summary	Nov. 13, 2026 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 399,064,000.00
Previously Paid Amount	0.00
Total Fee Amount	34,718.57
Total Offset Amount	$ 0.00
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $399,064,000. The prospectus is a final prospectus for the related offering. The prospectus supplement to which this exhibit is attached is a final prospectus supplement for the related offering (File No. 333-295653).
Net Fee	$ 34,718.57
Narrative - Max Aggregate Offering Price	$ 34,718.57
Narrative - Max Aggregate Offering Amount | shares	399,064,000
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true